BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION
BASIS OF PREPARATION

2.             BASIS OF PREPARATION

Statement of compliance and basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

These consolidated financial statements have been prepared on a historical cost basis except for financial instruments classified as fair value through profit or loss (“FVTPL”) which are stated at their fair value.

As at December 31, 2017, the Company has cash and cash equivalents of $56,285 and working capital of $40,557 excluding the current portion of long-term debt. The current portion of long-term debt includes the senior secured term credit facility including accumulated interest totaling $365,890 due at maturity on December 31, 2018. The Company’s intention is to re-finance the credit facility within the next year; however, if necessary, the Company has the option to extend the maturity date to December 31, 2019 upon payment of an extension fee of 2.5% of the principal amount including accumulated interest.

These consolidated financial statements were authorized for issue by the Board of Directors on March 8, 2018.